UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-21981

American Funds Target Date Retirement Series, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2008

Steven I. Koszalka
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Mitchell E. Nichter
Paul, Hastings, Janofsky & Walker LLP
55 Second Street
Twenty-Fourth Floor
San Francisco, California 94105
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

American Funds Target Date Retirement Series®
American Funds 2050 Target Date Retirement Fund®
Investment portfolio

July 31, 2008
unaudited

		Market value
Fund investments	Shares	(000)

GROWTH FUNDS — 40.0%
AMCAP Fund, Inc., Class R-5	444,607	$7,403
EuroPacific Growth Fund, Class R-5	95,165	4,230
The Growth Fund of America, Inc., Class R-5	241,366	7,403
The New Economy Fund, Class R-5	185,125	4,230
New Perspective Fund, Inc., Class R-5	246,264	7,403
New World Fund, Inc., Class R-5	78,846	4,230
SMALLCAP World Fund, Inc., Class R-5	217,279	7,402
		42,301

GROWTH-AND-INCOME FUNDS — 45.0%
American Mutual Fund, Inc., Class R-5	208,749	5,288
Capital World Growth and Income Fund, Inc., Class R-5	272,700	10,575
Fundamental Investors, Inc., Class R-5	282,686	10,575
The Investment Company of America, Class R-5	368,734	10,575
Washington Mutual Investors Fund, Inc., Class R-5	362,664	10,576
		47,589

EQUITY-INCOME AND BALANCED FUNDS — 10.0%
American Balanced Fund, Inc., Class R-5	245,362	4,230
Capital Income Builder, Inc., Class R-5	57,307	3,173
The Income Fund of America, Inc., Class R-5	186,838	3,172
		10,575

BOND FUNDS — 5.0%
U.S. Government Securities Fund, Class R-5	392,612	5,289

Total investment securities (cost: $118,743,000)		105,754
Other assets less liabilities		(36)

Net assets		$105,718

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$—
Gross unrealized depreciation on investment securities	(12,998)
Net unrealized depreciation on investment securities	(12,998)
Cost of investment securities for federal income tax purposes	118,752

American Funds 2045 Target Date Retirement Fund®
Investment portfolio

July 31, 2008
unaudited

		Market value
Fund investments	Shares	(000)

GROWTH FUNDS — 40.0%
AMCAP Fund, Inc., Class R-5	360,994	$6,010
EuroPacific Growth Fund, Class R-5	77,269	3,435
The Growth Fund of America, Inc., Class R-5	195,975	6,011
The New Economy Fund, Class R-5	150,311	3,435
New Perspective Fund, Inc., Class R-5	199,952	6,010
New World Fund, Inc., Class R-5	64,019	3,435
SMALLCAP World Fund, Inc., Class R-5	176,418	6,010
		34,346

GROWTH-AND-INCOME FUNDS — 45.0%
American Mutual Fund, Inc., Class R-5	169,493	4,293
Capital World Growth and Income Fund, Inc., Class R-5	221,416	8,586
Fundamental Investors, Inc., Class R-5	229,524	8,586
The Investment Company of America, Class R-5	299,390	8,587
Washington Mutual Investors Fund, Inc., Class R-5	294,462	8,587
		38,639

EQUITY-INCOME AND BALANCED FUNDS — 10.0%
American Balanced Fund, Inc., Class R-5	199,223	3,435
Capital Income Builder, Inc., Class R-5	46,531	2,576
The Income Fund of America, Inc., Class R-5	151,705	2,576
		8,587

BOND FUNDS — 5.0%
U.S. Government Securities Fund, Class R-5	318,727	4,293

Total investment securities (cost: $95,036,000)		85,865
Other assets less liabilities		(27)

Net assets		$85,838

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$—
Gross unrealized depreciation on investment securities	(9,171)
Net unrealized depreciation on investment securities	(9,171)
Cost of investment securities for federal income tax purposes	95,036

American Funds 2040 Target Date Retirement Fund®
Investment portfolio

July 31, 2008
unaudited

		Market value
Fund investments	Shares	(000)

GROWTH FUNDS — 40.0%
AMCAP Fund, Inc., Class R-5	832,931	$13,868
EuroPacific Growth Fund, Class R-5	178,284	7,925
The Growth Fund of America, Inc., Class R-5	452,178	13,868
The New Economy Fund, Class R-5	346,816	7,925
New Perspective Fund, Inc., Class R-5	461,354	13,868
New World Fund, Inc., Class R-5	147,712	7,925
SMALLCAP World Fund, Inc., Class R-5	407,053	13,868
		79,247

GROWTH-AND-INCOME FUNDS — 45.0%
American Mutual Fund, Inc., Class R-5	391,075	9,906
Capital World Growth and Income Fund, Inc., Class R-5	510,878	19,812
Fundamental Investors, Inc., Class R-5	529,587	19,812
The Investment Company of America, Class R-5	690,790	19,812
Washington Mutual Investors Fund, Inc., Class R-5	679,419	19,811
		89,153

EQUITY-INCOME AND BALANCED FUNDS — 10.0%
American Balanced Fund, Inc., Class R-5	459,672	7,925
Capital Income Builder, Inc., Class R-5	107,362	5,943
The Income Fund of America, Inc., Class R-5	350,033	5,944
		19,812

BOND FUNDS — 5.0%
U.S. Government Securities Fund, Class R-5	735,406	9,906

Total investment securities (cost: $220,337,000)		198,118
Other assets less liabilities		(50)

Net assets		$198,068

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$—
Gross unrealized depreciation on investment securities	(22,219)
Net unrealized depreciation on investment securities	(22,219)
Cost of investment securities for federal income tax purposes	220,337

American Funds 2035 Target Date Retirement Fund®
Investment portfolio

July 31, 2008
unaudited

		Market value
Fund investments	Shares	(000)

GROWTH FUNDS — 40.0%
AMCAP Fund, Inc., Class R-5	1,121,234	$18,668
EuroPacific Growth Fund, Class R-5	239,994	10,668
The Growth Fund of America, Inc., Class R-5	608,691	18,668
The New Economy Fund, Class R-5	466,860	10,668
New Perspective Fund, Inc., Class R-5	621,043	18,669
New World Fund, Inc., Class R-5	198,840	10,668
SMALLCAP World Fund, Inc., Class R-5	547,947	18,669
		106,678

GROWTH-AND-INCOME FUNDS — 45.0%
American Mutual Fund, Inc., Class R-5	526,438	13,335
Capital World Growth and Income Fund, Inc., Class R-5	687,709	26,669
Fundamental Investors, Inc., Class R-5	712,894	26,669
The Investment Company of America, Class R-5	929,894	26,669
Washington Mutual Investors Fund, Inc., Class R-5	914,587	26,669
		120,011

EQUITY-INCOME AND BALANCED FUNDS — 10.0%
American Balanced Fund, Inc., Class R-5	618,779	10,668
Capital Income Builder, Inc., Class R-5	144,523	8,001
The Income Fund of America, Inc., Class R-5	471,190	8,001
		26,670

BOND FUNDS — 5.0%
U.S. Government Securities Fund, Class R-5	989,954	13,335

Total investment securities (cost: $296,906,000)		266,694
Other assets less liabilities		(77)

Net assets		$266,617

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$—
Gross unrealized depreciation on investment securities	(30,212)
Net unrealized depreciation on investment securities	(30,212)
Cost of investment securities for federal income tax purposes	296,906

American Funds 2030 Target Date Retirement Fund®
Investment portfolio

July 31, 2008
unaudited

		Market value
Fund investments	Shares	(000)

GROWTH FUNDS — 39.5%
AMCAP Fund, Inc., Class R-5	1,646,959	$27,422
EuroPacific Growth Fund, Class R-5	352,523	15,670
The Growth Fund of America, Inc., Class R-5	894,094	27,422
The New Economy Fund, Class R-5	685,761	15,669
New Perspective Fund, Inc., Class R-5	912,238	27,422
New World Fund, Inc., Class R-5	292,072	15,670
SMALLCAP World Fund, Inc., Class R-5	804,868	27,422
		156,697

GROWTH-AND-INCOME FUNDS — 39.5%
American Mutual Fund, Inc., Class R-5	773,275	19,587
Capital World Growth and Income Fund, Inc., Class R-5	909,146	35,256
Fundamental Investors, Inc., Class R-5	837,725	31,339
The Investment Company of America, Class R-5	1,229,313	35,257
Washington Mutual Investors Fund, Inc., Class R-5	1,209,077	35,257
		156,696

EQUITY-INCOME AND BALANCED FUNDS — 14.8%
American Balanced Fund, Inc., Class R-5	1,136,140	19,587
Capital Income Builder, Inc., Class R-5	353,812	19,587
The Income Fund of America, Inc., Class R-5	1,153,536	19,587
		58,761

BOND FUNDS — 5.0%
U.S. Government Securities Fund, Class R-5	1,454,124	19,587

Total investment securities (cost: $437,300,000)		391,741
Other assets less liabilities		4,659

Net assets		$396,400

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$—
Gross unrealized depreciation on investment securities	(45,566)
Net unrealized depreciation on investment securities	(45,566)
Cost of investment securities for federal income tax purposes	437,307

American Funds 2025 Target Date Retirement Fund®
Investment portfolio

July 31, 2008
unaudited

		Market value
Fund investments	Shares	(000)

GROWTH FUNDS — 40.0%
AMCAP Fund, Inc., Class R-5	1,981,987	$33,000
EuroPacific Growth Fund, Class R-5	424,234	18,858
The Growth Fund of America, Inc., Class R-5	1,075,973	33,000
The New Economy Fund, Class R-5	825,260	18,857
New Perspective Fund, Inc., Class R-5	1,097,807	33,000
New World Fund, Inc., Class R-5	351,485	18,857
SMALLCAP World Fund, Inc., Class R-5	968,596	33,000
		188,572

GROWTH-AND-INCOME FUNDS — 35.0%
American Mutual Fund, Inc., Class R-5	930,576	23,571
Capital World Growth and Income Fund, Inc., Class R-5	850,956	33,000
Fundamental Investors, Inc., Class R-5	882,119	33,000
The Investment Company of America, Class R-5	1,315,006	37,715
Washington Mutual Investors Fund, Inc., Class R-5	1,293,360	37,714
		165,000

EQUITY-INCOME AND BALANCED FUNDS — 20.0%
American Balanced Fund, Inc., Class R-5	2,187,609	37,714
Capital Income Builder, Inc., Class R-5	510,943	28,286
The Income Fund of America, Inc., Class R-5	1,665,829	28,286
		94,286

BOND FUNDS — 5.0%
U.S. Government Securities Fund, Class R-5	1,749,925	23,572

Total investment securities (cost: $527,005,000)		471,430
Other assets less liabilities		(30)

Net assets		$471,400

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$—
Gross unrealized depreciation on investment securities	(55,575)
Net unrealized depreciation on investment securities	(55,575)
Cost of investment securities for federal income tax purposes	527,005

American Funds 2020 Target Date Retirement Fund®
Investment portfolio

July 31, 2008
 unaudited

		Market value
Fund investments	Shares	(000)

GROWTH FUNDS — 35.0%
AMCAP Fund, Inc., Class R-5	2,178,343	$36,269
EuroPacific Growth Fund, Class R-5	543,973	24,180
The Growth Fund of America, Inc., Class R-5	1,182,570	36,270
The New Economy Fund, Class R-5	793,641	18,135
New Perspective Fund, Inc., Class R-5	1,407,662	42,314
New World Fund, Inc., Class R-5	338,019	18,135
SMALLCAP World Fund, Inc., Class R-5	1,064,556	36,269
		211,572

GROWTH-AND-INCOME FUNDS — 35.0%
American Mutual Fund, Inc., Class R-5	1,193,230	30,225
Capital World Growth and Income Fund, Inc., Class R-5	1,091,137	42,314
Fundamental Investors, Inc., Class R-5	1,131,096	42,314
The Investment Company of America, Class R-5	1,686,165	48,359
Washington Mutual Investors Fund, Inc., Class R-5	1,658,409	48,359
		211,571

EQUITY-INCOME AND BALANCED FUNDS — 20.0%
American Balanced Fund, Inc., Class R-5	2,805,059	48,359
Capital Income Builder, Inc., Class R-5	655,155	36,270
The Income Fund of America, Inc., Class R-5	2,136,008	36,269
		120,898

BOND FUNDS — 10.0%
U.S. Government Securities Fund, Class R-5	4,487,677	60,449

Total investment securities (cost: $674,904,000)		604,490
Other assets less liabilities		(75)

Net assets		$604,415

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$—
Gross unrealized depreciation on investment securities	(70,414)
Net unrealized depreciation on investment securities	(70,414)
Cost of investment securities for federal income tax purposes	674,904

American Funds 2015 Target Date Retirement Fund®
Investment portfolio

July 31, 2008
 unaudited

		Market value
Fund investments	Shares	(000)

GROWTH FUNDS — 25.0%
AMCAP Fund, Inc., Class R-5	1,616,724	$26,918
EuroPacific Growth Fund, Class R-5	363,354	16,151
The Growth Fund of America, Inc., Class R-5	877,680	26,919
New Perspective Fund, Inc., Class R-5	1,074,589	32,302
New World Fund, Inc., Class R-5	200,697	10,767
SMALLCAP World Fund, Inc., Class R-5	632,074	21,535
		134,592

GROWTH-AND-INCOME FUNDS — 35.0%
American Mutual Fund, Inc., Class R-5	1,062,710	26,918
Capital World Growth and Income Fund, Inc., Class R-5	971,785	37,686
Fundamental Investors, Inc., Class R-5	1,007,373	37,686
The Investment Company of America, Class R-5	1,501,727	43,070
Washington Mutual Investors Fund, Inc., Class R-5	1,477,007	43,069
		188,429

EQUITY-INCOME AND BALANCED FUNDS — 20.0%
American Balanced Fund, Inc., Class R-5	2,498,232	43,070
Capital Income Builder, Inc., Class R-5	583,492	32,302
The Income Fund of America, Inc., Class R-5	1,902,364	32,302
		107,674

BOND FUNDS — 20.0%
The Bond Fund of America, Inc., Class R-5	2,186,638	26,918
Capital World Bond Fund, Inc., Class R-5	1,341,321	26,920
U.S. Government Securities Fund, Class R-5	3,996,732	53,836
		107,674

Total investment securities (cost: $594,192,000)		538,369
Other assets less liabilities		(20)

Net assets		$538,349

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$96
Gross unrealized depreciation on investment securities	(55,919)
Net unrealized depreciation on investment securities	(55,823)
Cost of investment securities for federal income tax purposes	594,192

American Funds 2010 Target Date Retirement Fund®
Investment portfolio

July 31, 2008
unaudited

		Market value
Fund investments	Shares	(000)

GROWTH FUNDS — 20.0%
AMCAP Fund, Inc., Class R-5	1,072,945	$17,865
EuroPacific Growth Fund, Class R-5	301,398	13,397
The Growth Fund of America, Inc., Class R-5	582,476	17,865
New Perspective Fund, Inc., Class R-5	742,911	22,332
New World Fund, Inc., Class R-5	167,024	8,961
SMALLCAP World Fund, Inc., Class R-5	262,061	8,928
		89,348

GROWTH-AND-INCOME FUNDS — 35.0%
American Mutual Fund, Inc., Class R-5	1,234,567	31,272
Capital World Growth and Income Fund, Inc., Class R-5	806,384	31,272
Fundamental Investors, Inc., Class R-5	835,915	31,272
The Investment Company of America, Class R-5	1,090,362	31,271
Washington Mutual Investors Fund, Inc., Class R-5	1,072,414	31,271
		156,358

EQUITY-INCOME AND BALANCED FUNDS — 20.0%
American Balanced Fund, Inc., Class R-5	2,073,025	35,739
Capital Income Builder, Inc., Class R-5	484,180	26,804
The Income Fund of America, Inc., Class R-5	1,578,576	26,804
		89,347

BOND FUNDS — 25.0%
The Bond Fund of America, Inc., Class R-5	3,628,758	44,670
Capital World Bond Fund, Inc., Class R-5	1,112,596	22,330
U.S. Government Securities Fund, Class R-5	3,317,328	44,684
		111,684

Total investment securities (cost: $495,122,000)		446,737
Other assets less liabilities		19

Net assets		$446,756

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$68
Gross unrealized depreciation on investment securities	(48,453)
Net unrealized depreciation on investment securities	(48,385)
Cost of investment securities for federal income tax purposes	495,122

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-850-0908O-S17536

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES, INC.

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: September 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: September 26, 2008

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: September 26, 2008